Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Apr. 01, 2023 USD ($)
Property, Plant, and Equipment [Line Items]
Deposited with financial institutions	$ 892,525	$ 2,376,362
Cash, Insured amount				$ 800,000	$ 500,000	$ 102,564	$ 800,000	$ 64,103	$ 500,000
Allowance amounts of accounts receivable and contract assets	$ 55,011	61,671
Exchanges rate	7.8			7.8
Accounts receivable	$ 4,618,433	1,631,524								$ 76,539
Credit losses on accounts receivable										19,757
Credit losses on contract assets	26,938	33,384	$ 10,318							$ 56,782
Impairment losses	0	0	$ 0
Unrecognized revenue	$ 7,478,372	$ 1,054,539
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Contract length	2 months
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Contract length	26 months